Bad Debts Disclosure	12 Months Ended
Jun. 30, 2015
Notes
Bad Debts Disclosure	NOTE 5 - BAD DEBTS The Company evaluates the need for an allowance for doubtful accounts on a regular basis. As of June 30, 2015 and 2014, the Company determined that an allowance was not needed.